Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000246534
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond ETF
Trading Symbol	FTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Total Return Bond ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Total Return Bond ETF	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 224,734,457
Holdings Count | Holding	418
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$224,734,457 Number of Investments418 Portfolio Turnover52%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
High Yield Bond Core Fund	2.5%
Collaterized Mortgage Obligations	2.6%
Cash Equivalents	3.0%
Emerging Markets Core Fund	3.0%
Asset-Backed Securities	3.7%
Project and Trade Finance Core Fund	4.6%
Exchange-Traded Funds	9.9%
Mortgage-Backed Securities	21.3%
U.S Treasury Securities	24.4%
Corporate Bonds	24.8%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]